Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Shareholders' equity
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	499,999,900	499,999,900
Common shares, shares issued (in shares)	30,481,069	30,898,410
Common shares, shares outstanding (in shares)	30,481,069	30,898,410
Manager shares, par value (in dollars per share)	$ 0.001	$ 0.001
Manager shares, shares authorized (in shares)	100	100
Manager shares, shares issued (in shares)	100	100
Manager shares, shares outstanding (in shares)	100	100